Changes in organization and acquisitions and disposals of subsidiaries and businesses	12 Months Ended
Dec. 31, 2024
Changes In Organisation And Disposals [Line Items]
Changes in organization and acquisitions and disposals of subsidiaries and businesses

Note 29

Changes in organization and acquisitions and disposals

of subsidiaries and businesses

Acquisitions of subsidiaries and businesses
Acquisition of Credit Suisse Group
On 12 June

2023, UBS

Group AG acquired

Credit Suisse

Group AG, succeeding

by operation

of Swiss

law to

all assets
and liabilities

of Credit

Suisse Group AG,

and became

the direct

or indirect

shareholder of

all of

the former

direct and
indirect subsidiaries of Credit Suisse Group AG.
›
Refer to the “Integration of Credit Suisse” section of this

report and Note 2 for more information
Disposals of subsidiaries and businesses
Agreement to sell Select Portfolio Servicing
On 13 August 2024, UBS entered

into an agreement to

sell Select Portfolio Servicing, the

US mortgage servicing business
of

Credit

Suisse,

which

is

managed

in

Non-core

and

Legacy.

Completion

of

the

transaction

is

subject

to

regulatory
approvals and

other customar

y

closing conditions.

As of

31 December 2024,

the associated

assets and

liabilities were
presented

as
Assets

of

disposal

groups

held

for

sale

and
Liabilities

of

disposal

groups

held

for

sale
,

respectively,

and
amounted to USD 1,705 m and USD 1,199
m, respectively. UBS does

not expect to recognize

a material profit or

loss upon
completion of the transaction.
Agreement to sell Swisscard AECS GmbH
In October 2024,

UBS entered into

an agreement to

sell to American

Express Swiss Holdings

GmbH (American

Express)
its 50
% interest in Swisscard AECS

GmbH (Swisscard), a joint

venture in Switzerland between UBS and

American Express,
subject to certain closing conditions.

Also in October 2024, UBS entered

into an agreement with Swisscard to

transition
the Credit

Suisse-branded card

portfolios to

UBS. In January

2025, UBS completed

the purchase

of the

card portfolios,
with the

actual client

migration expected

to take

place over

the following

quarters. The

two transactions

will result

in
similar profit and loss effects over

the course of 2025 and, therefore,

on a net basis are not

expected to have a material
impact for UBS. In the fourth quarter of 2024, UBS

recorded an expense of USD
41 m in connection with the termination
of the Swisscard joint venture.
Changes in organization
Legal structure integration
On 31

May

2024, the

merger

of UBS

AG

and

Credit

Suisse

AG was

completed.

UBS

AG

succeeded

to

all

rights

and
obligations of Credit Suisse AG, including all outstanding Credit

Suisse AG debt instruments.
On 7 June 2024, the transition to a single US intermediate

holding company was completed.
On 1 July 2024, the merger of UBS Switzerland AG and Credit Suisse (Schweiz) AG was completed. UBS Switzerland AG succeeded to all rights and obligations of Credit Suisse (Schweiz)

AG.
›
Refer to the “Integration of Credit Suisse” section of this

report for more information